Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases	LeasesThe Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.
As of December 31, 2022, the future minimum finance and operating lease payments are as follows:

Years Ending December 31,	Finance Leases	Operating Leases
2023	$1,925,840	$2,287,038
2024	1,952,462	2,443,909
2025	1,880,402	1,960,387
2026	1,867,799	1,805,158
2027	1,910,388	1,770,300
Thereafter	14,952,719	13,253,279
Total payments	24,489,610	23,520,071
Less: imputed interest	(9,171,495)	(6,938,692)
Total obligation	15,318,115	16,581,379
Less: current portion	(725,302)	(1,318,885)
Non-current capital leases obligations	$14,592,813	$15,262,494
Finance Leases
As of December 31, 2022, all finance leases in the table above were related to property and equipment, and are included as part of property and equipment, net on the consolidated balance sheet. Depreciation expense associated with the finance leases within property and equipment was $1,251,817 and $1,244,059 for the years ended December 31, 2022 and 2021, respectively. Of this amount, $151,398 and $422,259 is recorded within Cost of Revenues with the remainder recorded in General & Administrative expenses on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021. Interest expense related to the finance leases for the years ended December 31, 2022 and 2021 was $1,255,231 and $1,301,842, respectively, and is recorded within Interest Expense on the Consolidated Statement of Operations. At December 31, 2022, the weighted average remaining lease terms were 11.95 years, and the weighted average discount rate was 8.01%.
Operating Leases
The table below presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet:

	Classification on Balance Sheet	December 31, 2022	December 31, 2021
Assets
Operating lease assets	Operating lease right of use assets	$16,407,566	$1,460,206
Total lease assets		$16,407,566	$1,460,206

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$1,318,885	$428,596
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	15,262,494	1,066,562
Total lease liability		$16,581,379	$1,495,158
On May 3, 2021, the Company entered into a lease agreement for the building on 4740 Cleveland in Ft. Myers, Florida. The lease had a term of 72 months with monthly payments ranging from $40,833 to $49,583 from May 2021 to July 2021 and $58,333 from August 2021 through the end of the term. The Company determined the lease to be an operating lease and recognized a right-of-use asset and operating lease liability of $3,689,634 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 3.96%. This lease was terminated on August 27, 2021, when the Company purchased the building.
In December 2021, the Company acquired RCA. As part of this purchase the Company entered into a lease agreement for office and warehouse space under a non-cancellable operating lease. The lease has a term of 89 months with monthly payments ranging from $31,350 to $35,207. The Company determined the lease to be an operating lease and recognized a right-of-use asset of $1,196,764 and operating lease liability of $1,226,128 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 4%.
On June 23, 2022, the Company entered into a sale lease back agreement for the building on 4740 Cleveland in Ft. Myers, Florida. The lease had a term of 180 months with monthly payments ranging from $67,708 to $89,306. The Company determined the lease to be an operating lease and recognized a right-of-use asset and an operating lease liability of $8,725,000 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 7.00%.
On June 26, 2022, the Company amended its lease effective July 1, 2022 for the warehouse in Ann Arbor, Michigan for an additional 12,800 sq ft through July 31, 2025, with total monthly lease payments ranging from $16,000 to $16,800. As a result of this amendment, the Company remeasured the right of use asset and liability and recorded an additional $543,595 in right of use asset on the date of the modification based on the present value of the minimum lease payment discounted using an incremental borrowing rate of 5.13%.
On June 13, 2022, the Company entered into a lease effective October 1, 2022 for a building in San Jose, California through March 1, 2033, with total monthly lease payments ranging from $49,156 to $66,062. The Company determined the lease to be an operating lease and recognized a right-of-use asset of and operating lease liability of $5,506,357 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 4%.
On September 9, 2022, the Company amended its lease effective as of October 1, 2022 for the warehouse in Ft. Myers, Florida through September 30, 2027, with total monthly lease payments ranging from $21,637 to $23,682. As a result of this amendment, the Company remeasured the right of use asset and liability and recorded an additional $1,179,091 in right of use asset on the date of the modification based on the present value of the minimum lease payment discounted using an incremental borrowing rate of 6.25%.
The operating lease expense for the years ended December 31, 2022 and 2021 was $1,006,683 and $386,056, respectively. Of this amount, $329,938 and $0 is recorded in Cost of Revenues on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021, respectively. The remaining $676,745 and $386,056 is recorded within General & Administrative expenses on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021, respectively. The cash paid under operating leases during the years ended December 31, 2022 and 2021 was $1,087,951 and $402,688, respectively. As of December 31, 2022, the weighted average remaining lease terms were 11.83 years and the weighted average discount rate was 6%.
Note 3 – Leases
The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.
As of June 30, 2023, the future minimum finance and operating lease payments were as follows:

Twelve Months Ending June 30,	Finance Leases	Operating Leases
2024	$1,938,360	$2,412,039
2025	1,944,246	2,304,494
2026	1,848,756	1,784,228
2027	1,890,900	1,823,449
2028	1,932,830	1,646,961
Thereafter	13,879,717	12,457,744
Total payments	23,434,809	22,428,915
Less: imputed interest	(8,474,940)	(6,462,880)
Total obligation	14,959,869	15,966,035
Less: current portion	(764,267)	(1,518,842)
Non-current financing leases obligations	$14,195,602	$14,447,193
Finance Leases
As of June 30, 2023, all finance leases in the table above were related to property and equipment. Depreciation expense associated with the finance leases within property and equipment, net was $625,908 and $625,908 for the six months ended June 30, 2023 and 2022, respectively. Of this amount $89,006 and $0 is recorded within cost of revenues with the remainder recorded in general & administrative expenses on the consolidated statements of operations for the six months ended June 30, 2023 and 2022, respectively. Interest expense on finance leases for the six months ended June 30, 2023, and 2022 was $607,895 and $633,610, respectively, and is recorded in interest expense on the consolidated statements of operations. At June 30, 2023, the weighted average remaining lease terms were 11.5 years, and the weighted average discount rate was 8.01%.
Operating Leases
The table below presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of June 30, 2023, and December 31, 2022:

		June 30, 2023	December 31, 2022
Assets
Operating lease assets	Operating lease right of use assets	$15,704,511	$16,407,566
Total lease assets		$15,704,511	$16,407,566

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$1,518,842	$1,318,885
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	14,447,193	15,262,494
Total lease liability		$15,966,035	$16,581,379
The lease expense for the six months ended June 30, 2023 and 2022, were $1,292,535 and $253,121, respectively. Of this amount $372,352 and $0 were recorded within cost of revenues with the remainder recorded in general and administrative expense on the consolidated statements of operations for the six months ended June 30, 2023 and 2022, respectively. The cash paid under operating leases during the six months ended June 30, 2023 and 2022, were $789,282 and $251,398, respectively. At June 30, 2023, the weighted average remaining lease terms were 11.5 years, and the weighted average discount rate was 6.01%.

Leases	LeasesThe Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.
As of December 31, 2022, the future minimum finance and operating lease payments are as follows:

Years Ending December 31,	Finance Leases	Operating Leases
2023	$1,925,840	$2,287,038
2024	1,952,462	2,443,909
2025	1,880,402	1,960,387
2026	1,867,799	1,805,158
2027	1,910,388	1,770,300
Thereafter	14,952,719	13,253,279
Total payments	24,489,610	23,520,071
Less: imputed interest	(9,171,495)	(6,938,692)
Total obligation	15,318,115	16,581,379
Less: current portion	(725,302)	(1,318,885)
Non-current capital leases obligations	$14,592,813	$15,262,494
Finance Leases
As of December 31, 2022, all finance leases in the table above were related to property and equipment, and are included as part of property and equipment, net on the consolidated balance sheet. Depreciation expense associated with the finance leases within property and equipment was $1,251,817 and $1,244,059 for the years ended December 31, 2022 and 2021, respectively. Of this amount, $151,398 and $422,259 is recorded within Cost of Revenues with the remainder recorded in General & Administrative expenses on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021. Interest expense related to the finance leases for the years ended December 31, 2022 and 2021 was $1,255,231 and $1,301,842, respectively, and is recorded within Interest Expense on the Consolidated Statement of Operations. At December 31, 2022, the weighted average remaining lease terms were 11.95 years, and the weighted average discount rate was 8.01%.
Operating Leases
The table below presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet:

	Classification on Balance Sheet	December 31, 2022	December 31, 2021
Assets
Operating lease assets	Operating lease right of use assets	$16,407,566	$1,460,206
Total lease assets		$16,407,566	$1,460,206

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$1,318,885	$428,596
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	15,262,494	1,066,562
Total lease liability		$16,581,379	$1,495,158
On May 3, 2021, the Company entered into a lease agreement for the building on 4740 Cleveland in Ft. Myers, Florida. The lease had a term of 72 months with monthly payments ranging from $40,833 to $49,583 from May 2021 to July 2021 and $58,333 from August 2021 through the end of the term. The Company determined the lease to be an operating lease and recognized a right-of-use asset and operating lease liability of $3,689,634 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 3.96%. This lease was terminated on August 27, 2021, when the Company purchased the building.
In December 2021, the Company acquired RCA. As part of this purchase the Company entered into a lease agreement for office and warehouse space under a non-cancellable operating lease. The lease has a term of 89 months with monthly payments ranging from $31,350 to $35,207. The Company determined the lease to be an operating lease and recognized a right-of-use asset of $1,196,764 and operating lease liability of $1,226,128 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 4%.
On June 23, 2022, the Company entered into a sale lease back agreement for the building on 4740 Cleveland in Ft. Myers, Florida. The lease had a term of 180 months with monthly payments ranging from $67,708 to $89,306. The Company determined the lease to be an operating lease and recognized a right-of-use asset and an operating lease liability of $8,725,000 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 7.00%.
On June 26, 2022, the Company amended its lease effective July 1, 2022 for the warehouse in Ann Arbor, Michigan for an additional 12,800 sq ft through July 31, 2025, with total monthly lease payments ranging from $16,000 to $16,800. As a result of this amendment, the Company remeasured the right of use asset and liability and recorded an additional $543,595 in right of use asset on the date of the modification based on the present value of the minimum lease payment discounted using an incremental borrowing rate of 5.13%.
On June 13, 2022, the Company entered into a lease effective October 1, 2022 for a building in San Jose, California through March 1, 2033, with total monthly lease payments ranging from $49,156 to $66,062. The Company determined the lease to be an operating lease and recognized a right-of-use asset of and operating lease liability of $5,506,357 based on the present value of the minimum lease payments discounted using an incremental borrowing rate of 4%.
On September 9, 2022, the Company amended its lease effective as of October 1, 2022 for the warehouse in Ft. Myers, Florida through September 30, 2027, with total monthly lease payments ranging from $21,637 to $23,682. As a result of this amendment, the Company remeasured the right of use asset and liability and recorded an additional $1,179,091 in right of use asset on the date of the modification based on the present value of the minimum lease payment discounted using an incremental borrowing rate of 6.25%.
The operating lease expense for the years ended December 31, 2022 and 2021 was $1,006,683 and $386,056, respectively. Of this amount, $329,938 and $0 is recorded in Cost of Revenues on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021, respectively. The remaining $676,745 and $386,056 is recorded within General & Administrative expenses on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021, respectively. The cash paid under operating leases during the years ended December 31, 2022 and 2021 was $1,087,951 and $402,688, respectively. As of December 31, 2022, the weighted average remaining lease terms were 11.83 years and the weighted average discount rate was 6%.
Note 3 – Leases
The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.
As of June 30, 2023, the future minimum finance and operating lease payments were as follows:

Twelve Months Ending June 30,	Finance Leases	Operating Leases
2024	$1,938,360	$2,412,039
2025	1,944,246	2,304,494
2026	1,848,756	1,784,228
2027	1,890,900	1,823,449
2028	1,932,830	1,646,961
Thereafter	13,879,717	12,457,744
Total payments	23,434,809	22,428,915
Less: imputed interest	(8,474,940)	(6,462,880)
Total obligation	14,959,869	15,966,035
Less: current portion	(764,267)	(1,518,842)
Non-current financing leases obligations	$14,195,602	$14,447,193
Finance Leases
As of June 30, 2023, all finance leases in the table above were related to property and equipment. Depreciation expense associated with the finance leases within property and equipment, net was $625,908 and $625,908 for the six months ended June 30, 2023 and 2022, respectively. Of this amount $89,006 and $0 is recorded within cost of revenues with the remainder recorded in general & administrative expenses on the consolidated statements of operations for the six months ended June 30, 2023 and 2022, respectively. Interest expense on finance leases for the six months ended June 30, 2023, and 2022 was $607,895 and $633,610, respectively, and is recorded in interest expense on the consolidated statements of operations. At June 30, 2023, the weighted average remaining lease terms were 11.5 years, and the weighted average discount rate was 8.01%.
Operating Leases
The table below presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of June 30, 2023, and December 31, 2022:

		June 30, 2023	December 31, 2022
Assets
Operating lease assets	Operating lease right of use assets	$15,704,511	$16,407,566
Total lease assets		$15,704,511	$16,407,566

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$1,518,842	$1,318,885
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	14,447,193	15,262,494
Total lease liability		$15,966,035	$16,581,379
The lease expense for the six months ended June 30, 2023 and 2022, were $1,292,535 and $253,121, respectively. Of this amount $372,352 and $0 were recorded within cost of revenues with the remainder recorded in general and administrative expense on the consolidated statements of operations for the six months ended June 30, 2023 and 2022, respectively. The cash paid under operating leases during the six months ended June 30, 2023 and 2022, were $789,282 and $251,398, respectively. At June 30, 2023, the weighted average remaining lease terms were 11.5 years, and the weighted average discount rate was 6.01%.